Earnings/(loss) per share - Computation of basic and diluted earnings per share (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 ¥ / shares shares
Class A ordinary shares
Earnings/(loss) per share - ADS:
Weighted average number of ordinary share outstanding- basic	119,370	119,370	153,790	182,530
Weighted average number of ordinary share outstanding- diluted	187,780	187,780	222,220	246,020
Earnings/(loss) per share - basic | (per share)	¥ 0.5	$ 0.07	¥ 0.18	¥ (1.47)
Earnings/(loss) per share - diluted | (per share)	¥ 0.49	$ 0.07	¥ 0.18	¥ (1.47)
American Depositary Shares
Earnings/(loss) per share - ADS:
Weighted average number of ordinary share outstanding- basic	119,370	119,370	153,790	182,530
Weighted average number of ordinary share outstanding- diluted	124,290	124,290	158,730	182,530
Earnings/(loss) per share - basic | (per share)	¥ 0.5	$ 0.07	¥ 0.18	¥ (1.47)
Earnings/(loss) per share - diluted | (per share)	¥ 0.49	$ 0.07	¥ 0.18	¥ (1.47)